Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Large Cap Focus Growth Fund (formerly DWS Large Company Growth Fund) (the “Fund”), a series of DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628 and 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 181 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement for the Fund and was filed electronically on November 29, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                    /s/James M. Wall
James M. Wall, Esq.
Director and Senior Counsel
Deutsche Asset Management

cc:           Adam Schlichtmann, Esq., Ropes & Gray LLP